Pension Expense and Other Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Other amounts recognized in other comprehensive income (loss)
Total	¥ (163,101)	[1]	¥ 22,217	[1]	¥ 61,491	[1]
Japanese plans
Pension cost
Service cost-benefits earned during the year	33,701		31,124		33,454
Interest cost on projected benefit obligations	19,248		23,871		23,481
Expected return on plan assets	(25,341)		(24,048)		(23,645)
Amortization of actuarial loss (gain)	17,218		18,149		20,373
Amortization of prior service cost (benefit)	(16,304)		(16,304)		(16,304)
Total	28,522		32,792		37,359
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(41,894)		10,137		(13,305)
Amortization of actuarial loss (gain)	(17,218)		(18,149)		(20,373)
Amortization of prior service cost (benefit)	16,304		16,304		16,304
Total	(42,808)		8,292		(17,374)
Total recognized in pension cost and other comprehensive income (loss)	(14,286)		41,084		19,985
Foreign plans
Pension cost
Service cost-benefits earned during the year	27,342		24,826		19,506
Interest cost on projected benefit obligations	31,857		26,107		24,130
Expected return on plan assets	(39,624)		(30,254)		(26,796)
Amortization of actuarial loss (gain)	12,538		10,724		5,829
Amortization of net transition obligation	42		33		30
Amortization of prior service cost (benefit)	(2,291)		(205)		6
Curtailment gain	(21,368)
Other			17		3
Total	8,496		31,248		22,708
Other amounts recognized in other comprehensive income (loss)
Actuarial loss (gain)	(48,424)		16,466		71,160
Amortization of actuarial loss (gain)	(12,538)		(10,724)		(5,829)
Amortization of net transition obligation	(42)		(33)		(30)
Prior service cost (benefit)	(57,251)		41		(2,677)
Amortization of prior service cost (benefit)	2,291		205		(6)
Curtailment gain	21,368
Total	(94,596)		5,955		62,618
Total recognized in pension cost and other comprehensive income (loss)	¥ (86,100)		¥ 37,203		¥ 85,326

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).